Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

12. Leases

The following table provides information about the Company’s right-of-use assets:

(in thousands)
Balance at January 1, 2022	$501
Additions	400
Depreciation charges	(277)
Foreign currency exchange difference	27
Balance at December 31, 2022	651
Additions	825
Depreciation charges	(662)
Foreign currency exchange difference	78
Balance at December 31, 2023	$892

The additions during the year ended December 31, 2023 primarily relate to the new 3-year lease of laboratory and office space at Yalelaan 62 in Utrecht, the Netherlands in the first quarter of 2023. In August 2023, we notified the landlord that we would terminate a portion of this lease in the first quarter of 2024, resulting in a corresponding depreciation charge of the Company’s right-of-use assets in the year ended December 31, 2023.

The following table provides information about the maturities of the Company’s lease liabilities at December 31, 2023:

(in thousands)
2024	$550
2025	442
2026	201
2027	—
Total lease commitments	1,193
Less: imputed lease interest	(162)
Total lease liabilities	$1,031
Current portion	$440
Non-current portion	$591

The average incremental borrowing rate applied to the lease liabilities was 15.60% and 15.69% during the years ended December 31, 2023 and 2022, respectively.

Cash outflows related to leases during the years ended December 31, 2023, 2022 and 2021 were $1.0 million, $0.3 million and $0.3 million, respectively.

Its leases consist of leases for office and laboratory space in the Netherlands and the United States, expiring in 2025 and 2026 respectively. Both leases contain renewal options which the Company concluded are not reasonably certain to be exercised, and therefore did not include the effects of the extension options in the measurement of the lease liabilities and right-of-use assets. During the years ended December 31, 2023, 2022, and 2021 the variable lease payments not included in the measurement of the lease liabilities were immaterial and related to utility, common area maintenance and real estate tax charges. All leasehold improvements were paid for in full by the Company.